UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 June 2010

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     August 13, 2010
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       13
                                             ---------------
Form 13F Information Table Value Total:       $3,062,826
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
C R BARD INC                    COM       067383109    228,143    2,942,644    SH           Sole        1      2,942,644
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SOLUTIONS INC            COM       292756202     12,701    2,495,218    SH           Sole        1      2,495,218
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A      COM       366651107    483,368   20,790,013    SH           Sole        1     20,790,013
-----------------------------------------------------------------------------------------------------------------------------------
IMMUCOR INC                     COM       452526106    143,650    7,540,665    SH           Sole        1      7,540,665
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS PFDCONVSERB 46126P304      9,516       48,264    SH           Sole        1         48,264
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS   COM       46126P106    139,386    5,228,282    SH           Sole        1      5,228,282
-----------------------------------------------------------------------------------------------------------------------------------
KAR AUCTION SERVICES INC        COM       48238T109     27,942    2,258,828    SH           Sole        1      2,258,828
-----------------------------------------------------------------------------------------------------------------------------------
NBTY INC                        COM       628782104     49,814    1,464,700    SH           Sole        1      1,464,700
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   COM       803111103    492,355   34,918,822    SH           Sole        1     34,918,822
-----------------------------------------------------------------------------------------------------------------------------------
SNAP ON TOOLS CORP              COM       833034101    149,470    3,653,638    SH           Sole        1      3,653,638
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL    COM       91911X104    791,585   15,138,358    SH           Sole        1     15,138,358
-----------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                    COM       92343E102    302,985   11,411,869    SH           Sole        1     11,411,869
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD       SHS       G96666105    231,911    7,717,510    SH           Sole        1      7,717,510
-----------------------------------------------------------------------------------------------------------------------------------